DEBT (Details Narrative) - USD ($)									1 Months Ended															3 Months Ended		12 Months Ended
	Jan. 06, 2021	Dec. 07, 2020	Dec. 03, 2020	Nov. 03, 2020	Jul. 07, 2020	May 06, 2020	Apr. 14, 2020	Dec. 07, 2018	Feb. 18, 2021	Oct. 28, 2020	Sep. 18, 2020	Sep. 16, 2020	Jul. 20, 2020	Jun. 18, 2020	Jun. 08, 2020	May 04, 2020	Nov. 22, 2019	Nov. 15, 2019	Oct. 22, 2019	Sep. 26, 2019	Jan. 16, 2019	Nov. 16, 2018	Mar. 27, 2018	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 17, 2021
Repayment of principal amount																								$ 88,852		$ 271,359	$ 0
Remaninig balance paid																										112,500
Principal and interest , total																										51,992
Note payable																									$ 84,000	84,000
Interest expenses related to debt																								95,837		195,963
Remaining principal balance outstanding																								112,500			112,500
Unamortized discounts convertible notes																								18,766	34,801	34,801
Amortization of debt discounts																								26,749		31,678	4,417
Net cash proceeds																								275,000
Proceeds from loan																								0		0	27,150
Convertible note payable																								427,372	500,189	500,189	$ 175,917
Note Payable Agreement [Member]
Note payable														$ 150,000
Default interest rate														6.00%
Principal amount														$ 150,000
Cross-Bo [Member]
Repayment of principal amount																										1,000
Note payable																								49,000	49,000	49,000
Paycheck Protection Program [Member]
Note payable							$ 211,518
Proceeds from loan							$ 211,518
Deferred interest rate							1.00%
Maturity date , description							maturity in April 2022
Loan and interest forgiven	$ 1,569
Paycheck Protection Program [Member] | Cross-Bo [Member]
Note payable							$ 139,677
Proceeds from loan							$ 139,677
Deferred interest rate							1.00%
Maturity date , description							maturity in April 2022
Loan and interest forgiven									$ 1,203
Economic Security Act [Member]
Principal and interest , total																										21,979
Note payable																								891,062	891,062	891,062
Note Payable one [Member]
Repayment of principal amount																								12,375		477
Note payable																							$ 49,523	37,148
Net cash proceeds																							$ 50,000
Default interest rate																							3.25%
Maturity date																							Mar. 21, 2020
SBA Note Payable [Member] | Securities Purchase Agreement [Member]
Repayment of principal amount																								39,572	$ 13,070	26,532
Remaninig balance paid																								59,358		98,930
Principal and interest , total																										27,457
Amortization of debt discounts																								16,035
Net cash proceeds																							$ 1,021,000
Default interest rate																							2.75%
Maturity date		Jul. 09, 2021			Jul. 07, 2021					Jul. 28, 2021	Jun. 18, 2021	Jun. 16, 2021	Jul. 20, 2021										Mar. 27, 2031
Periodic payment , monthly																							$ 10,125
Principal amount		$ 112,500			$ 112,000					$ 112,500	$ 112,500	$ 112,500	$ 112,000
Conversion price		$ 0.12								$ 0.12	$ 0.12	$ 0.12													$ 0.07
Convertible note, rate of interest					6.00%					10.00%	10.00%	10.00%	6.00%
Convertible note issued																												$ 500,000
Notes Payable Two [Member] | Cross-Bo [Member]
Repayment of principal amount																										7,415
Note payable																								1,322	$ 1,322	1,322
Notes Payable Three [Member] | Cross-Bo [Member]
Note payable																								67,585	67,585	67,585
Notes Payable Four [Member] | Cross-Bo [Member]
Repayment of principal amount																								15,828		30,955
Note payable																								308,701	324,529	324,529
Convertible Note [Member]
Repayment of principal amount																								49,280	$ 13,440
Remaninig balance paid																								49,280		$ 98,560
Conversion price																									$ 0.07
Convertible Note [Member] | Securities Purchase Agreement [Member]
Maturity date																			Sep. 05, 2020
Principal amount																			$ 75,000
Conversion description																			The Note will mature on September 5, 2020. The Note is convertible into shares of common stock at any time on or after the 180th calendar day after the issue date and the conversion price is equal to the lower of (i) the lowest closing price of the Common Stock during the twenty (20) consecutive day trading period immediately preceding the issuance date or (ii) 50% multiplied by the lowest traded price of the Common Stock during the twenty (20) consecutive day trading period immediately preceding the date of the conversion.
Purchase price																			$ 67,500
Converted shares																										8,600,000
Convertible note, rate of interest																			5.00%
Convertible Note One [Member] | Securities Purchase Agreement [Member]
Maturity date																		Jul. 31, 2020
Principal amount																		$ 75,000
Conversion description																		The Note is convertible into shares of common stock at any time after the issuance date and the conversion price is equal to the lower of (i) the lowest closing price of the Common Stock during the twenty (20) consecutive day trading period immediately preceding the issuance date or (ii) 50% multiplied by the lowest traded price of the Common Stock during the twenty (20) consecutive day trading period immediately preceding the date of the conversion.
Purchase price																		$ 67,500
Converted shares																										10,181,813
Convertible note, rate of interest																		5.00%
Convertible Note Two [Member] | Securities Purchase Agreement [Member]
Maturity date															Jun. 08, 2021	May 04, 2021	Nov. 22, 2020
Principal amount															$ 63,000	$ 103,000	$ 40,500
Conversion description																	The Note is convertible into shares of common stock at any time after the issuance date and the conversion price is equal to the lower of (i) 50% multiplied by the lowest “Trading Price” (defined below) (representing a discount rate of 50% during the prior date of his Note or (ii) the Variable Conversion Price (defined below) (subject to equitable adjustment as further described herein).
Purchase price																	$ 36,500
Converted shares																										7,750,000
Convertible note, rate of interest															12.00%	12.00%	50.00%
Variable conversion price																	50% multiplied by the Market Price
Discount rate																	50.00%
Convertable note			$ 63,000	$ 103,000
Penalties			$ 29,878	$ 48,971
October 28, 2020 [Member]
Remaninig balance paid																										$ 112,500
November 1, 2018 [Member] | SBA Note Payable [Member] | Cross-Bo [Member]
Repayment of principal amount																								50,547		38,268
Principal and interest , total																										57,617
Note payable																								1,309,534	$ 1,359,961	$ 1,359,961
Net cash proceeds								$ 50,000												$ 75,000
Default interest rate						6.00%														8.50%	5.99%					2.75%
Maturity date						May 06, 2025		Dec. 07, 2028												Dec. 25, 2019	Jan. 16, 2021	Nov. 14, 2033				Nov. 01, 2028
Periodic payment , monthly						$ 6,873															$ 6,64	$ 1,403				$ 19,049
Principal amount						$ 355,484																$ 84,200			$ 1,569,800	$ 1,569,800
Equipment purchased																					$ 14,988
March 1, 2021 [Member] | Paycheck Protection Program [Member]
Note payable																								$ 340,412
Default interest rate																								1.00%
Proceeds from loan																								$ 340,412
Maturity date , description																								Maturity in march 2026
March 1, 2021 [Member] | Paycheck Protection Program [Member] | Cross-Bo [Member]
Note payable																								$ 136,025
Default interest rate																								1.00%
Proceeds from loan																								$ 136,025
Maturity date , description																								Maturity in march 2026
January 27, 2021 [Member]
Note payable																								$ 287,500
Unamortized discounts convertible notes																								26,786
Amortization of debt discounts																								$ 10,714
Maturity date																								Aug. 27, 2021
Convertible note payable																								$ 287,500
Convertible Note discount																								37,500
Fees																								12,500
Interest paid																								$ 78,344